REPORTABLE SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS

NOTE 17: REPORTABLE SEGMENTS

The Company’s operations are organized into four reporting segments: Owned Service Network, Managed Solutions, Logistics and Transportation. The structure is designed to allow the Company to evaluate the performance of its different solutions offerings, provide improved service and drive future growth in a cost-efficient manner.

Selected information by reportable segment is presented in the following tables:

	Three Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$4,547,965	$455,399	$3,153,425	$550,253	$—	$8,707,042
Cost of revenue	2,875,696	350,842	2,388,742	217,149	—	5,832,429
Selling, general and administrative expenses
Facility costs	91,650	12,725	—	12,940	1,009	118,324
Insurance expenses	63,868	8,905	15,295	190	110,975	199,232
Marketing expenses	49,997	28,019	916	(1)	(71,433)	7,497
Operational expenses	1,372,194	462,988	138,206	100,400	759,450	2,833,238
Compensation and related benefits	907,548	96,530	326,096	22,263	674,352	2,026,788
Travel & entertainment	42,001	(12,233)	10,681	32,144	3,666	76,259
Vehicle expenses	136,583	14,168	—	80	5,818	156,648
Depreciation	156,519	(19,856)	—	11,205	22,552	170,419
Amortization	55,482	3,071	44,057	—	322	102,932
Total selling, general and administrative expenses	2,875,841	594,315	535,251	179,221	1,506,710	5,691,338
Loss on impairment	—	—	—	—	—	—
(Loss) income from operations	(1,203,573)	(489,758)	229,432	153,883	(1,506,710)	(2,816,725)
Other (expense) income, net	(2,266,649)	—	5,494	2,440,995	1,643,844	1,823,683
Net (loss) income	$(3,470,222)	$(489,758)	$234,926	$2,594,878	$137,134	$(993,042)
Total assets	$14,702,572	$978,617	$3,773,016	$2,079,487	$552,730	$22,086,422
Capital expenditures	$3,037	$—	$—	$—	$—	$3,037

	Three Months Ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$2,666,458	1,407,761	—	1,923,484	—	5,997,703
Cost of revenue	1,775,169	862,802	—	1,562,380	—	4,200,351
Selling, general and administrative expenses
Facility costs	44,547	61,598	—	5,940	2,818	114,902
Insurance expenses	87,330	55,599	—	267	126,483	269,678
Marketing expenses	19,218	32,451	—	3,415	1,279,617	1,334,701
Operational expenses	170,169	(422,460)	—	211,006	842,332	801,046
Compensation and related benefits	298,285	230,115	—	214,559	768,464	1,511,422
Travel & entertainment	13,480	3,194	—	11,488	6,110	34,272
Vehicle expenses	45,033	29,550	—	—	54,373	128,956
Depreciation	4,332	—	—	(15,351)	2,531	(8,488)
Amortization	121,587	—	—	32,746	(10,135)	144,198
Total selling, general and administrative expenses	803,981	(9,954)	—	464,069	3,072,592	4,330,688
Loss on impairment	—	—	—	—	—	—
Loss from operations	87,308	554,913	—	(102,965)	(3,072,592)	(2,533,335)
Other (expense) income, net	—	—	—	—	(7,330,806)	(7,330,806)
Net (loss) income	$87,308	$554,913	$—	$(102,965)	$(10,403,398)	$(9,864,141)
Total assets	$4,937,775	$605,954	$—	$4,033,623	$3,976,278	$13,553,630
Capital expenditures	$48,657	$—	$—	$—	$—	$48,657

	Nine Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$13,240,732	2,820,718	8,565,638	1,579,788	—	$26,206,876
Cost of revenue	7,641,098	2,087,220	6,560,303	1,057,032	—	17,345,653
Selling, general and administrative expenses
Facility costs	155,466	130,831	—	46,814	10,710	343,821
Insurance expenses	207,333	42,798	41,549	589	323,923	616,192
Marketing expenses	1,924,225	135,147	—	1,282	809,878	2,870,531
Operational expenses	2,654,310	937	351,476	237,755	3,723,990	6,968,468
Compensation and related benefits	3,118,153	896,838	880,404	101,431	1,089,822	6,086,647
Travel & entertainment	64,728	3,358	36,099	43,524	102,886	250,595
Vehicle expenses	356,551	120,865	—	80	16,512	494,008
Depreciation	317,561	—	—	34,026	28,933	380,520
Amortization	136,834	3,071	119,021	—	966	259,892
Total selling, general and administrative expenses	8,935,161	1,333,845	1,428,549	465,501	6,107,620	18,270,674
Loss on impairment	—	—	—	—	—	—
(Loss) income from operations	(3,335,527)	(600,347)	576,786	57,255	(6,107,620)	(9,409,451)
Other (expense) income, net	405,692	—	16,509	2,407,462	(4,796,700)	(1,967,038)
Net (loss) income	$(2,929,835)	$(600,347)	$593,295	$2,464,717	$(10,904,320)	$(11,376,489)
Total assets	$14,702,572	$978,617	$3,773,016	$2,079,487	$552,730	$22,086,422
Capital expenditures	$8,302	$—	$—	$—	$—	$8,302

	Nine Months Ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$9,450,969	4,272,261	—	2,657,504	—	$16,380,734
Cost of revenue	6,084,298	2,870,583	—	2,055,059	—	11,009,940
Selling, general and administrative expenses
Facility costs	147,446	211,308	—	15,022	(17,436)	356,340
Insurance expenses	202,527	201,211	—	679	216,376	620,793
Marketing expenses	145,789	63,528	—	5,564	1,336,576	1,551,457
Operational expenses	511,866	(1,009,570)	—	437,686	1,726,464	1,666,445
Compensation and related benefits	1,825,668	1,160,187	—	407,721	1,778,530	5,172,105
Travel & entertainment	48,786	10,089	—	22,438	23,419	104,732
Vehicle expenses	168,467	99,988	—	—	158,450	426,905
Depreciation	150,268	—	—	5,242	32,048	187,558
Amortization	228,382	—	—	36,262	11,526	276,170
Total selling, general and administrative expenses	3,429,199	736,741	—	930,613	5,265,952	10,362,504
Loss on impairment	405,658	—	—	—	—	405,658
Loss from operations	(468,186)	664,937	—	(328,168)	(5,265,952)	(5,397,368)
Other (expense) income, net	—	—	—	—	(9,287,432)	(9,287,432)
Net (loss) income	$(468,186)	$664,937	$—	$(328,168)	$(14,553,384)	$(14,684,800)
Total assets	$4,937,775	$605,954	$—	$4,033,623	$3,976,278	$13,553,630
Capital expenditures	$58,804	$—	$—	$—	$—	$58,804

As of September 30, 2025 and December 31, 2024 the Company’s total assets located outside the United States were approximately $2,079,000 and $1,260,000, respectively. For the three and nine months ended September 30, 2025, two customers represented more than 10% of total company revenue and for the three and nine months ended September 30, 2024, no single customer represented more than 10% of total company revenue.

The following tables summarize disaggregated revenue information by geographic area based upon the customer’s country of domicile:

	Three Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$4,370,343	$455,399	$3,153,425	$—	$—	$7,979,167
Other	177,622	—	—	550,253	—	727,875
Total	$4,547,965	$455,399	$3,153,425	$550,253	$—	$8,707,042

	Three Months Ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$2,666,458	$1,407,761	$—	$—	$—	$4,074,219
Other	—	—	—	1,923,484	—	1,923,484
Total	$2,666,458	$1,407,761	$—	$1,923,484	—	$5,997,703

	Nine Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$12,581,768	$2,820,718	$8,565,638	$—	$—	$23,968,124
Other	658,964	—	—	1,579,788	—	2,238,752
Total	$13,240,732	$2,820,718	$8,565,638	$1,579,788	$—	$26,206,876

	Nine months ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$9,450,969	$4,272,261	$—	$24,710	$—	$13,747,940
Other	—	—	—	2,632,794	—	2,632,794
Total	$9,450,969	$4,272,261	$—	$2,657,504	—	$16,380,734

NOTE 20: REPORTABLE SEGMENTS

The Company’s operations are organized into four reporting segments: Owned Service Network, Managed Solutions, Transportation, and Logistics. The structure is designed to allow the Company to evaluate the performance of its different solutions offerings, provide improved service and drive future growth in a cost-efficient manner. During the current year, the Company changed its reportable segments to better align with the way management evaluates performance and allocates resources. Accordingly, the prior year segment information has been recast to conform to the current year presentation.

Selected information by reportable segment is presented in the following tables:

	Year ended December 31, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$12,201,600	$4,429,995	$4,307,602	$1,713,688	$—	22,652,885
Cost of revenue	7,633,214	4,412,938	3,447,440	1,212,585	—	16,706,177
Selling, general and administrative expenses
Facility costs	178,416	300,686	—	38,512	4,483	522,097
Insurance expenses	262,063	223,046	31,508	884	354,800	872,301
Marketing expenses	691,980	251,520	—	11,506	2,312,405	3,267,411
Operational expenses	653,618	420,063	541,489	540,901	2,859,007	5,015,078
Compensation and related benefits	2,554,216	2,147,486	—	756,406	1,884,231	7,342,339
Travel & entertainment	61,700	21,318	4,973	18,473	35,068	141,532
Vehicle expenses	206,234	167,600	—	—	202,744	576,578
MSA Working Capital Adjustment*	—	(3,377,288)	—	—	—	(3,377,288)
Depreciation	216,776	—	—	6,997	41,879	265,652
Amortization	330,750	—	99,553	68,118	21,308	519,729
Total selling, general and administrative expenses	5,155,753	154,431	677,523	1,441,797	7,715,925	15,145,429
Loss on impairment	2,403,628	—	—	—	—	2,403,628
Income/(Loss) from operations	(3,012,874)	(137,374)	182,639	(940,694)	(7,715,925)	(11,602,349)
Other expense, net	—	—	—	—	(10,905,859)	(10,905,859)
Net loss	$(2,990,995)	$(137,374)	$182,639	$(940,694)	$(18,621,784)	$(22,508,208)
Total assets	$3,379,649	$705,522	$3,085,843	$1,259,687	$4,325,841	$12,756,542
Capital expenditures	$27,044	$—	$—	$—	$—	$27,044

* The MSA Working Capital Adjustment reflects a timing - related adjustment to Managed Solutions revenue and expenses. In accordance with the Company’s revenue recognition policy and ASC 606, the Company did not recognize solar installation revenue associated with certain Managed Services Agreements (MSAs) due to the absence of final certificates of completion as of the reporting date. The adjustment also includes total segment costs and expenses incurred in excess of recognized revenue during the reporting period.

	Year ended December 31, 2023
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$18,408,926	$617,907	$—	$945,406	$—	19,972,239
Cost of revenue	13,153,790	410,022	—	1,371,150	—	14,934,962
Selling, general and administrative expenses
Facility costs	278,991	29,869	—	22,377	51,643	382,880
Insurance expenses	382,833	21,781	—	832	63,399	468,845
Marketing expenses	619,629	1,543	—	—	109,510	730,682
Operational expenses	1,371,766	31,874	—	377,699	80,996	1,862,335
Compensation and related benefits	3,826,062	179,784	—	181,565	2,371,584	6,558,995
Travel & entertainment	45,264	112	—	7,520	144,991	197,887
Vehicle expenses	359,049	15,240	—	—	89,639	463,928
Depreciation	187,180	—	—	29,163	42,879	259,222
Amortization	434,888	3,755	—	78,532	—	517,175
Other	—	—	—	—	878,346	878,346
Total selling, general and administrative expenses	7,505,662	283,958	—	697,688	3,832,987	12,320,295
Loss on impairment	181,853	—	—	—	—	181,853
Income/(Loss) from operations	(2,432,379)	(76,073)	—	(1,123,432)	(3,832,987)	(7,464,871)
Other expense, net	—	—	—	—	(1,733,983)	(1,733,983)
Net loss	$(2,432,379)	$(76,073)	$—	$(1,123,432)	$(5,566,970)	$(9,198,854)
Total assets	$6,611,407	$215,315	$—	$836,954	$5,492,797	$13,156,473
Capital expenditures	$41,771	$—	$—	$—	$—	$41,771

The Company’s total assets located outside the United States is approximately $1,260,000.

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile:

	Year Ended December 31, 2024
	Owned
	Service	Managed
	Network	Solutions	Logistics	Transportation	Corporate	Total
United States	$12,201,600	$4,429,995	$4,307,602	$—	$—	$20,939,197
Other	—	—	—	$1,713,688	—	$1,713,688
Total	$12,201,600	$4,429,995	$4,307,602	$1,713,688	$—	$22,652,885

	Year Ended December 31, 2023
	Owned
	Service	Managed
	Network	Solutions	Logistics	Transportation	Corporate	Total
United States	$18,408,926	$617,907	$—	$—	$—	$19,026,833
Other	—	—	—	$945,406	—	$945,406
Total	$18,408,926	$617,907	$—	$945,406	$—	$19,972,239

Share reset issuances

In connection with five conversion agreements entered into during September 2024 (see Note 11, Note 14, Note 18 and Note 19), the Company provided vendors and lenders with a one-time share reset adjustment (the “Share Reset”) such that the vendors and lenders would receive additional shares equal to the difference between the number of shares of the Company’s common stock that would be issued at the reset price on the reset date less the number of Conversion Shares. Three of these conversion agreements were with related parties (see Note 18). On March 31, 2025, 2,737,168 shares were issued in accordance with the terms of the Share Reset on five of the related conversion agreements extinguishing the Company’s obligations under those agreements.

Settlement Agreement pursuant to Section 3(a)(10)

On January 28, 2025, the Company entered into a settlement and stipulation agreement (the “Settlement Agreement”) with Last Horizon, pursuant to which the Company agreed to issue shares of the Company’s common stock to Last Horizon in exchange for the settlement of an aggregate $8,908,000 (the “Claim”) to resolve outstanding overdue liabilities with a lender and certain of its vendors. On January 29, 2025, a Federal court in Florida entered an order (the “Order”) approving, among other thing, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act in accordance with a stipulation of settlement, pursuant to the Agreement between the Company and Last Horizon.

Last Horizon commenced action against the Company to recover the Claim, which Last Horizon had purchased from certain vendors of the Company pursuant to the terms of separate purchase agreements between Last Horizon and the lender and each of such vendors. The Order provides for the full and final settlement of the Claim and the related action. The Settlement Agreement became effective and binding upon execution of the Order by the Court on January 29, 2025. Pursuant to the terms of the Settlement Agreement approved by the Order, the Company agreed to issue to Last Horizon shares (the “Settlement Shares”) of the Company’s common stock. The Settlement Agreement provides that the Settlement Shares will be issued in one or more tranches, as necessary, sufficient to satisfy the Claim through the issuance of securities issued pursuant to Section 3(a)(10) of the Securities Act. Pursuant to the Agreement, Last Horizon may deliver requests to the Company for additional shares of common stock to be issued to Last Horizon until the Claim is paid in full, provided that any excess shares issued to Last Horizon will be cancelled

The issuance of Common Stock to Last Horizon pursuant to the terms of the Agreement approved by the Order is exempt from the registration requirements of the Securities Act pursuant to Section 3(a)(10) thereof, as an issuance of securities in exchange for bona fide outstanding claims, where the terms and conditions of such issuance are approved by a court after a hearing upon the fairness of such terms and conditions at which all persons to whom it is proposed to issue securities in such exchange shall have the right to appear. The Agreement provides that in no event will the number of shares of Common Stock issued to Last Horizon or its designee in connection with the Agreement, when aggregated with all other shares of Common Stock then beneficially owned by Last Horizon and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations thereunder), result in the beneficial ownership by Last Horizon and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and the rules and regulations thereunder) at any time of more than 4.9% of the Common Stock.

The Company issued 13,744,131 shares of the Company’s common stock with a fair value of approximately $8,709,000, as determined by the closing price on the date the shares were issued, to partially settle the obligation to Last Horizon between January 29, 2025 and the date these consolidated financial statements were issued.

Convertible note agreement issuances

The Company entered into twelve convertible note agreements in exchange for aggregate gross proceeds of $2,530,000 to eleven lenders during the three months ended March 31, 2025 (the “Q1 2025 Convertible Notes”). The Q1 2025 Convertible Notes bear interest at a rate of 20.0% per annum. The Q1 2025 Convertible Notes have maturity dates that range from 40-days to one year from the convertible note issuance date, optional conversion period that ranges from thirty to ninety days, and a conversion price that ranges from $1.00 to $1.15. The Company entered into convertible note agreements with two related-party investors holding beneficial ownership interests exceeding 5.0% of the Company’s common stock. The aggregate principal amount of these convertible notes was $500,000.

The Company entered into six convertible note agreements in exchange for aggregate gross proceeds of $1,026,000 to six lenders during April 2025, May 2025, and June 2025 (the “Q2 2025 Convertible Notes”). The Q2 2025 Convertible Notes bear interest at a rate of 20.0% per annum. Five of the Q2 2025 Convertible Notes have maturity dates that range from 40-days to one year, optional conversion periods that range from thirty to 180 days, and conversion prices that either range from $0.60 to $1.15 or is convertible at a conversion price equal to the quotient obtained by dividing (x) the sum of the principal and accrued by unpaid interest by (y) 90.0% of the VWAP on the primary trading market of the Company’s common stock the three trading day period immediately preceding the measurement date. One of the Q2 Convertible Notes bears interest at a rate of 20.0% per annum, matures 210 days from the agreement date, and is convertible any time before the maturity date at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lower of (i) $0.25 or (ii) the quotient obtained by dividing (x) the sum of the principal and accrued by unpaid interest by (y) 90.0% of the VWAP on the primary trading market of the Company’s common stock the three trading day period immediately preceding the measurement date.

During July 2025, the Company entered into a convertible note agreement in exchange for aggregate gross proceeds of $500,000 to a lender (the “Q3 2025 Convertible Note”). The Q3 2025 Convertible Note bears interest at a rate of 20.0% per annum and matures 210 days from the agreement date. The Q3 2025 Convertible Note is convertible any time before the maturity date at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lower of (i) $0.25 or (ii) the quotient obtained by dividing (x) the sum of the principal and accrued by unpaid interest by (y) 90.0% of the VWAP on the primary trading market of the Company’s common stock the three trading day period immediately preceding the measurement date.. The number of shares issuable upon conversion is determined by dividing the sum of the outstanding principal and accrued interest by the conversion price.

Promissory note agreement issuances

The Company entered into six promissory note agreements in exchange for aggregate gross proceeds of $735,000 during April 2025 and May 2025. Each of the notes bears interest at a rate of 20.0% per annum and matures 180 days from its respective issuance date. Five of the promissory notes were held by W4 Partners LLC, a related party due to its equity ownership in the Company.

Designation of Convertible Preferred Stock Classes

On May 5, 2025, the Company’s board of directors designated 100,000 shares of preferred stock as Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Stock”) and 100,000 shares of preferred stock as Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Stock”). The Series A Stock and the Series B Stock have an initial stated value of $100.00 per share, subject to adjustment in the event of a stock split, combination or other similar recapitalization.

Voting: The Series A Stock and the Series B Stock do not have voting rights.

Dividends: The Series A Stock and the Series B Stock will accrue dividends at the rate of 12.0% and 18.0%, respectively, per annum of the stated value on a quarterly basis per calendar quarter and will be due and payable within five business days of the end of each such calendar quarter, with payment subject to the board of directors approval. The Series A Stock and the Series B Stock are not entitled to receive any dividends or distributions paid on the common stock or any other class of preferred stock.

Conversion: The Series A Stock and the Series B Stock is convertible into shares of common stock, par value $0.0001 per share at the option of the holder at a number of conversion shares equal to (a) the stated value plus then accrued but unpaid dividends (the “Liquidation Amount”) divided by (b) 90.0% and 95.0%, respectively, of the VWAP as of the date of the notice of conversion.

The Company will reserve from its authorized and unissued common stock a number of shares of common stock equal to at least 150.0% of the number of conversion shares then issuable on conversion of all shares of the Series A Stock and Series B Stock, assuming a VWAP determined on the first business day of each calendar month.

In no event shall any holder of Series A Stock or Series B Stock be entitled to elect to complete any conversion to the extent that the number of conversion shares, to be issued to such holder exceed the sum of (1) the number of shares of common stock beneficially owned by such holder and its affiliates, except as permitted by the terms of the preferred stock, and (2) the number of shares of common stock issuable upon the conversion of the portion of the Series A Stock or Series B Stock with respect to which the determination of this provision is being made, would result in beneficial ownership by such holder and its affiliates of more than 9.99% of the outstanding shares of common stock, unless the holder elects to increase or waive the limitation.

Liquidation: The Series A Stock and the Series B Stock are entitled to receive distributions prior to payment to holders of common stock an amount per share equal to the Preferred Liquidation Amount, which ranks pari passu with and payable to the same extent of any other class of Preferred Stock currently designated or that may be designated in the future.

Redemption: The Company may elect at any time, at the sole discretion of the board of directors to redeem all, but not less than all of the Series A Stock or the Series B Stock by paying an amount in cash equal to 115.0% of the Liquidation Amount.

Forward Purchase Agreement termination

On April 2, 2025, the Company entered into a mutual termination agreement with Meteora to terminate the Amended 2024 FPA (the “FPA Termination Agreement”) in exchange for termination consideration of $500,000. Pursuant to the FPA Termination Agreement, the 1,618,948 shares of the Company’s common stock that Meteora held as of the termination date of April 2, 2025 were deemed free and clear of all obligations, the number of Recycled Shares was equal to zero, and the Prepayment Shortfall was deemed to be zero. The Company received the termination consideration from Meteora in April 2025.

Reverse stock split

On April 11, 2025, the Company held a special meeting of shareholders. The shareholders voted to approve a reverse stock split and issuance of up to 25,000,000 shares via a standby equity purchase agreement. The terms of the reverse stock split are not yet finalized as of the date the consolidated financial statements were issued.

Nasdaq delisting

On May 6, 2025, the Company received a determination letter (the “Delisting Notification”) from the Nasdaq Hearings Advisor stating that the Panel has determined to delist the Company’s common stock, par value $0.0001 per share from the Nasdaq Capital Market, and Nasdaq suspended the trading of the Company’s Common Stock on May 7, 2025 because the Company has not demonstrated compliance with the MVLS Rule, nor does it meet any of the alternative requirements under Nasdaq Listing Rule 5550 (b) and has failed to demonstrate that additional time to regain compliance is appropriate.

SEPA Convertible Note technical default

As of the date of this filing, the Company has not made certain scheduled payments under the SEPA Convertible Note or made timely SEC filings and is therefore in default under the agreement. However, Yorkville has not issued a formal notice of default, and the Company remains in ongoing discussions with Yorkville regarding a potential resolution and restructuring of the outstanding obligations. The Company is required to maintain a minimum cash balance equal to the lesser of (a) $2,000,000 and (b) the sum of the next three Installment Payments, as defined in the promissory note, coming due. As of December 31, 2024, the minimum cash balance required was approximately $833,000.

Acquisition of Cambridge Energy Resources

On May 15, 2025, the Company completed its acquisition of Cambridge Energy Resources Ltd. (“CER”), a privately held India-based Energy-Management-as-a-Service provider, following receipt of all necessary regulatory approvals. Under the terms of the transaction, ConnectM paid INR 120 million (approximately $1.4 million). CER brings an established operating presence in India’s rooftop solar and telecommunication energy-management sectors, complementing the Company’s Owned Service Network segment and Energy Intelligence Network. Management expects the integration of CER to accelerate strategic growth across distributed energy and telecom infrastructure markets in India.

This acquisition further strengthens ConnectM’s international expansion strategy and aligns with government initiatives in India to reach 500 GW of non-fossil fuel energy capacity by 2030, bolstered by significant investment in renewable energy and 5G deployment.